UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-23c-3
Notification of Repurchase Offer
Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number 811-23665
Date of Notification: August 19, 2026

2.	Exact name of investment company as specified in registration statement:
INVESCO DYNAMIC CREDIT OPPORTUNITY FUND

3.	Address of principal executive office:
1331 Spring Street, N.W. Atlanta, GA 30309

A.	☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B.	☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Melanie Ringold
Melanie Ringold
Senior Vice President, Secretary and Chief Legal Officer

Invesco Dynamic Credit Opportunity Fund - Repurchase Offer Notice
The purpose of this notice is to inform you of the dates for your Fund’s current repurchase offer. If you are not interested in selling your shares at this time, please disregard this notice.
August 19, 2026
Dear Invesco Dynamic Credit Opportunity Fund Shareholder:
We extend this repurchase offer to provide liquidity to shareholders because shares of your Fund, which is structured as a closed-end interval fund, are not redeemable daily for cash and are not traded on a stock exchange. Prior to each quarterly repurchase offer, the Fund is required to send notification of the repurchase offer to all of its shareholders. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period. This notice is provided to make you aware of the deadlines and procedures to tender your shares should you wish to do so.
Note that early withdrawal of shares from the Fund may result in a sales charge and may be a taxable event; consult your financial advisor or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time.
This repurchase offer period begins on August 19, 2026 and ends (unless extended) on the repurchase request deadline at the close of the New York Stock Exchange (normally the Exchange closes at 4 p.m., Eastern Time, but it may close earlier on certain days) on September 18, 2026. Shares accepted for repurchase will be purchased at a price equal to the respective net asset value of such shares on the repurchase pricing date, which is described further in the enclosed Repurchase Offer Terms. For informational purposes, on August 12, 2026, the net asset values per share of the Fund’s share classes were as follows:
Class A	$9.56
Class AX	$9.56
Class Y	$9.57
ClassR6	$9.57
If you intend to sell or exchange your shares during this repurchase offer period, please read the enclosed documents.
You should also consider the following:
•
Determine if your account is held with your financial advisor or directly with Invesco Investment Services, Inc. (IIS). If you are unsure if your account is held directly with IIS or with your financial advisor, please review your most recent account statement. If your statement is from your financial advisor, you must contact your financial advisor for assistance because there may be different requirements for making a repurchase request during the repurchase offer period. If your statement is from Invesco, you may either contact your financial advisor or you can contact a Client Services representative at 800 959 4246.
•
If you wish to sell shares held in an Invesco sponsored retirement plan account with Invesco Trust Company (ITC) serving as custodian, you must complete and submit the appropriate Invesco retirement account distribution form in addition to the enclosed Repurchase Request Form to execute your request. Please note that Required Minimum Distributions, Substantially Equal Periodic Payments (72t) or any other systematic redemptions will not be allowed out of the Invesco Dynamic Credit Opportunity Fund. To obtain a distribution form, please contact a Client Services representative at 800 959 4246 or you may download the form at invesco.com/us.
•
If you wish to sell any of your Fund shares during this repurchase offer period, all requests must be received in good order prior to the close of the New York Stock Exchange on September 18, 2026.
Please refer to the Fund’s Prospectus and the enclosed Repurchase Offer Terms and Repurchase Request Form if you have any questions or contact a Client Services representative at 800 959 4246. The enclosed documents apply to the current repurchase offer period. New documents will be mailed to you in connection with any subsequent quarterly offers.
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Sincerely
Invesco Investment Services, Inc.
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Invesco Dynamic Credit Opportunity Fund Repurchase Offer Terms
1.
The Offer. Invesco Dynamic Credit Opportunity Fund (the Fund) is offering to repurchase for cash up to five percent (5%) of the aggregate of its issued and outstanding Class A, Class AX, Class Y and Class R6 shares of beneficial interest (“Shares”) on the repurchase request deadline (described below) at a price equal to the respective net asset value (“NAV” or “Net Asset Value”) of such Shares as of the close of the New York Stock Exchange on the repurchase pricing date (described below), less any applicable early withdrawal charge (described below), upon the terms and conditions set forth in this Offer (defined below), comprising this Repurchase Offer Terms, the Invesco Dynamic Credit Opportunity Fund Shareholder Repurchase Offer Notice (the “Repurchase Offer Notice”), the Fund’s Prospectus, and the related Repurchase Request Form. Together, the foregoing documents constitute the “Offer.” The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. All classes of Shares are considered to be a single class for the purposes of allocating repurchases under this Offer. The purpose of the Offer is to provide liquidity to shareholders since the Fund is unaware of any secondary market which exists for the Shares. The Fund currently does not charge a processing fee for handling repurchase requests. However, if your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.
2.
Net Asset Value. You must determine whether to tender Shares prior to the repurchase request deadline, but the Net Asset Value at which the Fund will repurchase your Shares will not be calculated until the repurchase pricing date. The Net Asset Value of your Shares may fluctuate between the date you submit your repurchase request and the repurchase request deadline (and/or the repurchase pricing date, if different). The Net Asset Value of the Shares on the repurchase request deadline and the repurchase pricing date could be higher or lower than on the date you submit a repurchase request. Please call a Client Services representative at 800 959 4246 for current NAV information.
3.
Repurchase Request Offer Period and Repurchase Request Deadline. This quarter’s Offer begins on August 19, 2026. All tenders of Shares for repurchase must be received in proper form by the Fund’s transfer agent, Invesco Investment Services, Inc. (IIS), between August 19, 2026 and before the close of the New York Stock Exchange (normally the Exchange closes at 4 p.m., Eastern Time, but it may close earlier on certain days) on September 18, 2026, unless extended (the “repurchase request deadline”).
4.
Repurchase Pricing Date. The repurchase pricing date normally will be the same date as the repurchase request deadline and pricing will be determined after the close of business on that date or as soon as such determination can be made thereafter (the “repurchase pricing date”). Pursuant to the Fund’s fundamental policies, the repurchase pricing date shall occur no later than the fourteenth calendar day after the repurchase request deadline (or the next business day after such fourteenth calendar day if the fourteenth calendar day is not a business day). If the Fund were to use a repurchase pricing date later than the repurchase request deadline, there is a risk that the Fund’s Net Asset Value per share may fluctuate between those dates.
5.
Payment for Shares Repurchased. Payment for all Shares repurchased pursuant to this Offer will generally be made/settled two business days after the repurchase pricing date and not later than seven calendar days after the repurchase pricing date. In any event, payment for all Shares repurchased pursuant to this Offer will occur at least five business days before notification of the next quarterly repurchase offer is sent to shareholders.
6.
Early Withdrawal Charge. The Fund does not currently charge a special handling or processing fee for repurchases. Your financial advisor or broker may charge a transaction fee in connection with submitting a repurchase request. There are no early withdrawal charges on Class AX, Class Y, or Class R6 Shares. An early withdrawal charge of up to one percent (1%) may be imposed on certain Class A Shares accepted for repurchase that have been held for less than 18 months and that were not subject to a front-end sales load at the time of purchase. Please check your holdings and the Fund’s Prospectus.
7.
Increase in Number of Shares Repurchased; Pro Rata Repurchase. If shareholders tender for repurchase more Shares than the amount of Shares the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to two percent (2%) of the number of Shares outstanding on the repurchase request deadline. If the number of Shares tendered for repurchase thereafter exceeds the number of Shares which the Fund is offering to repurchase, the Fund is required to repurchase the Shares tendered on a pro rata basis. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed offer, you may be unable to liquidate some or all of your investment at Net Asset Value. You may have to wait until a subsequent quarterly repurchase offer to tender Shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that time.
8.
Withdrawal or Modification of Number of Shares to be Repurchased. Shares submitted pursuant to the Offer may
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be withdrawn or you may change the number of your Shares submitted for repurchase at any time prior to the close of the New York Stock Exchange (normally the Exchange closes at 4 p.m., Eastern Time, but it may close earlier on certain days) on the repurchase request deadline. If your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, please consult such person if you wish to modify or withdraw a repurchase request. With respect to Shares held directly, shareholders seeking to modify or withdraw their tender of Shares must send to the Fund’s depositary, IIS, at the address noted in the Repurchase Request Form, a notice of withdrawal or notice of modification, as applicable, that specifies the name of the person withdrawing or modifying a tender of Shares, the number of Shares to be withdrawn or the modified number of Shares to be tendered and, if certificates representing such Shares have been delivered or otherwise identified to the depositary, the name of the registered holder(s) of such Shares. If certificates have been delivered to the depositary, then, prior to the release of such certificates, you must also submit the certificate numbers shown on the particular certificates evidencing such Shares, and the signature on the notice of withdrawal or notice of modification must be guaranteed. A signature or medallion guarantee is a stamp that carries financial backing that can be obtained from a bank or financial institution. Please keep in mind that a notary public is not an acceptable guarantor, and we will be unable to accept a stamp indicating “endorsement guarantee.” Shares properly withdrawn shall not thereafter be deemed to be tendered for purposes of the Offer. However, withdrawn Shares may be retendered by following the procedures described herein prior to the repurchase request deadline. For further information regarding modifications or withdrawals of tenders, you may call a Client Services representative at 800 959 4246 or contact your financial advisor.
9.
Suspension or Postponement of Repurchase Offer. The Board of Trustees of the Fund may suspend or postpone this Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:
(A)
for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; or
(B)
for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or
(C)
if the Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code; or
(D)
for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.
If the Offer is suspended or postponed, the Fund will provide notice of the suspension or postponement to each shareholder of the Fund. If the Fund renews the Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Offer.
10.
Withholding. You should review the tax information in the Fund’s prospectus and statement of additional information, which describes the tax consequences of investing in the Fund and of participating in the repurchase. You should consult your tax advisor regarding the tax consequences applicable to you from participating in the repurchase. Participating in the repurchase could involve federal, state and local tax consequences. Federal tax withholding could apply to the repurchase in certain circumstances, including situations where the tendering shareholder has not submitted a valid Form W-9 (for United States persons including resident alien individuals) or Form W-8 (for non-U.S. shareholders) to the Fund.
Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein, in the Repurchase Offer Notice, in the Repurchase Request Form or in the Fund’s Prospectus.
For a copy of the Fund’s Prospectus or for other information, visit invesco.com/us, call a Client Services representative at 800 959 4246, or contact your financial advisor.
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Invesco Dynamic Credit Opportunity Fund – Repurchase Request Form
Use this form to sell your shares for cash or exchange your shares for shares of another fund during the current repurchase offer period.
●	This form must be signed and dated within the current repurchase offer period and received before the repurchase request deadline as stated in the Repurchase Offer Notice and Repurchase Offer Terms.
●

Alternatively, if your account is eligible for the telephone repurchase option, you may call a Client Services representative at (800) 959-4246 weekdays, 7 a.m. to 6 p.m. Central Time, within the current repurchase offer period to tender your shares. To protect shareholders, telephone repurchase procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape-recording telephone communications and providing written confirmation of instructions communicated by telephone.

●	For retirement accounts, please also include the appropriate Invesco retirement distribution form.
●	Please contact your financial advisor, broker-dealer or financial institution if your shares are not held directly with Invesco Investment Services, Inc. (IIS).

PLEASE USE BLUE OR BLACK INK	PLEASE PRINT CLEARLY IN BLOCK CAPITAL LETTERS

1 | Invesco Account Number and Registration Information

☐ SSN or ☐ TIN (Required)	Invesco Account Number

Account Registration (Please print name(s) as it appears on account.)

Primary Phone Number	Alternate Phone Number

2 | Redemption/Exchange Instructions (Select A or B.)

A. Redeem (Tender shares of the Fund in cash. Select one.)

☐	Entire fund

☐	Partial amount $	,	.	Dollars or	Shares

B. Exchange (Funds must be invested into the same class of shares. Select one option below and then indicate the fund(s) you are exchanging to.)

 Note: Class A Shares, Class Y Shares and Class R6 Shares of the Fund may be exchanged for shares of the same class of any Participating Fund, and Class AX Shares of the Fund may be exchanged for Class A or Class AX Shares of any Participating Fund (other than the Fund).

Exchange the following amount from my Invesco Dynamic Credit Opportunity Fund:

☐	Entire fund

☐	Partial amount $	,	.	Dollars or	Shares

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PLEASE USE BLUE OR BLACK INK	PLEASE PRINT CLEARLY IN BLOCK CAPITAL LETTERS

To the following fund(s) allocation:

To Fund Number	Fund Name	Percentage	Dollar/Share Amount

or	,	.

or	,	.

or	,	.

3 | Payment Options (See signature guarantee requirements in section 4.)

Your redemption proceeds will be mailed to the address of record unless specified below.

By Check:

☐ Mail check(s) to the shareholder’s address of record.

☐ Mail check(s) to third party address (Specify name and address of third party below.)

Make check payable to:

Street Address (Including apartment or box number.)

City	State	ZIP

To Bank: (If banking information is provided below and a delivery option is not selected, proceeds will be sent via ACH.)

☐ Wire proceeds to my bank account.

☐ ACH transfer to my bank account. (Allow 2-3 business days to receive your proceeds.)

Bank Name

Name(s) on Bank Account

Account Type: ☐ Checking ☐ Savings

Name

Pay to the order of	$

Please tape your voided check here.
Routing Number	Account Number

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PLEASE USE BLUE OR BLACK INK	PLEASE PRINT CLEARLY IN BLOCK CAPITAL LETTERS

4 | Authorization and Signature(s) (Please sign and date below.)

I have read, understand and agree to the foregoing Repurchase Request Form and the conditions of the Offer, including, but not limited to Section 5 of the Repurchase Offer Terms. I understand that early withdrawal of shares from the Fund may result in a sales charge and may be a taxable event. All registered owners must sign and date the document below. If you are not the registered owner of this account, please state the capacity in which you are authorized to sign and have your signature medallion guaranteed. I understand that failure of the registered owners who are U.S. shareholders to furnish a Form W-9 to IIS may result in backup withholding pursuant to the Internal Revenue Code and applicable Treasury Regulations. Non-U.S. shareholders should provide an appropriate Form W-8 to avoid withholding pursuant to the Internal Revenue Code and applicable Treasury Regulations.

Note: This form must be signed and dated within the current repurchase offer period.

Signature (Required)	Title	Date (mm/dd/yyyy) (Required)
X

Signature (If applicable.)		Date (mm/dd/yyyy)
X

A signature guarantee is required under the following circumstances:

●	Redemption proceeds will equal or exceed $250,000 per Fund.
●	Redemption proceeds to be paid to someone other than the account owner(s).
●	Redemption proceeds to be sent somewhere other than the address of record or bank of record on the account.
●	Redemption proceeds will be sent to address or bank account that has been on your Invesco account for less than 15 days.

Signature Guarantee: (Please place signature guarantee stamp below.)

Each signature must be guaranteed by a bank, broker-dealer, savings and loan association, credit union, national securities exchange or any other “eligible guarantor institution” as defined in rules adopted by the Securities and Exchange Commission. Signatures may also be guaranteed with a medallion stamp of the STAMP program or the NYSE Medallion Signature Program, provided that the amount of the transaction does not exceed the relevant surety coverage of the medallion. A signature guarantee may NOT be obtained through a notary public.

Note: Endorsement guarantee is not acceptable.

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PLEASE USE BLUE OR BLACK INK	PLEASE PRINT CLEARLY IN BLOCK CAPITAL LETTERS

5 | Mailing Instructions

Please send completed and signed form to:
(Direct Mail)	(Overnight Mail)
Invesco Investment Services, Inc.	Invesco Investment Services, Inc.
P.O. Box 219078	801 Pennsylvania Ave
Kansas City, MO 64121-9078	Suite 219078
Kansas City, MO 64105-1307

For assistance please contact an Invesco Client Services representative at 800 959 4246, weekdays, 7 a.m. to 6 p.m. Central Time.

Visit our website at invesco.com/us to:

●	Check your account balance	●	Check the current fund price, yield and total return on any fund
●	Confirm transaction history	●	Retrieve account forms and investor education materials
●	Sign up for eDelivery of statements, daily transaction statements, tax forms, prospectuses, and reports	●	View account statements and tax forms

Call the 24-Hour Automated Investor Line 800 246 5463 to:

●	Obtain fund prices	●	Check your account balance
●	Confirm your last three transactions	●	Order a recent account statement(s)

To use the system, please have your account numbers and Social Security number available.

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